UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hylas Capital Management, L.P.

Address:   623 Fifth Avenue, 26th Floor
           New York, New York 10022


Form 13F File Number: 028-14679


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Horowitz
Title:  Chief Operating Officer
Phone:  212-251-3860

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Horowitz                  New York, New York                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      103,956
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERISTAR CASINOS INC       COM              03070Q101    11623   653000 SH       SOLE                 653000      0    0
CAL DIVE INTL INC DEL       COM              12802T101     4253  2780000 SH       SOLE                2780000      0    0
CLEAR CHANNEL OUTDOOR HLDGS CL A             18451C109      299    50000 SH       SOLE                  50000      0    0
DELEK US HLDGS INC          COM              246647101     8080   317000 SH       SOLE                 317000      0    0
DISH NETWORK CORP           CL A             25470M109     2204    72000 SH       SOLE                  72000      0    0
ENERGEN CORP                COM              29265N108     3511    67000 SH       SOLE                  67000      0    0
ENERGYSOLUTIONS INC         COM              292756202     2457   900000 SH       SOLE                 900000      0    0
ENPRO INDS INC              COM              29355X107    13540   376000 SH       SOLE                 376000      0    0
FELCOR LODGING TR INC       COM              31430F101     5242  1106000 SH       SOLE                1106000      0    0
FURNITURE BRANDS INTL INC   COM              360921100      247   170000 SH       SOLE                 170000      0    0
GANNETT INC                 COM              364730101     1775   100000 SH       SOLE                 100000      0    0
ISTAR FINL INC              COM              45031U101     2691   325000 SH       SOLE                 325000      0    0
KINDER MORGAN INC DEL       *W EXP 05/25/201 49456B119    11081  3175000 SH       SOLE                3175000      0    0
LIN TV CORP                 CL A             532774106     6076  1381000 SH       SOLE                1381000      0    0
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT   55608B105    11407   275000 SH       SOLE                 275000      0    0
SEMPRA ENERGY               COM              816851109     6771   105000 SH       SOLE                 105000      0    0
TESORO CORP                 COM              881609101     6285   150000 SH       SOLE                 150000      0    0
WESTERN REFNG INC           COM              959319104     6414   245000 SH       SOLE                 245000      0    0


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